ACQUISITIONS (Revenue and Net Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Business Acquisition [Line Items]
Revenues	$ 51,126	$ 35,783
Net income	13,067	7,587
Bison Midstream
Business Acquisition [Line Items]
Bison Gas Gathering system revenues	7,531	0
Bison Gas Gathering system net income	587	0
Summit Midstream Partners, LP
Business Acquisition [Line Items]
Revenues	43,595
Net income	$ 12,480